Fair Value of Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset and liability in an orderly transaction between market participants at the measurement date. The Company estimates the fair value of its assets and liabilities utilizing an established three-level hierarchy. The hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date as follows:
Level 1.    Quoted prices in active markets for identical assets or liabilities.
Level 2.    Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated with observable market data for substantially the full term of the assets or liabilities. Level 2 inputs also include non-binding market consensus prices that can be corroborated with observable market data, as well as quoted prices that were adjusted for security-specific restrictions.
Level 3.    Unobservable inputs to the valuation methodology, which are significant to the measurement of the fair value of assets or liabilities. Level 3 inputs also include non-binding market consensus prices or non-binding broker quotes that are unable to be corroborated with observable market data.
The fair value of our financial assets and liabilities is determined by reference to market data and other valuation techniques as appropriate. We believe the fair value of our financial instruments, which are principally cash and cash equivalents, accounts receivable, other current assets, accounts payable and accrued liabilities, approximates their recorded values. Our assets and liabilities measured at fair value on a recurring basis are described below.
Interest rate swap contracts
In August 2013, we entered into forward starting interest rate swap contracts with an aggregate notional value of $500.0 million. In October 2013, we entered into additional forward starting interest rate swap contracts with an aggregate notional value of $200.0 million. These hedges became effective in April 2015 and will mature in January 2018. We entered into the forward starting interest rate swap contracts, which are designated as cash flow hedges of the future interest payment transactions in accordance with ASC 815, Derivatives and Hedging, in order to eliminate the variability of cash flows attributable to the LIBOR component of interest expense to be paid on our variable rate debt. Under these hedges, beginning in April 2015, we began to pay interest on the notional amount at a weighted-average fixed rate of 2.151% and receive interest on the notional amount at the greater of 1% or the then prevailing three-month LIBOR rate.
These hedges are highly effective in offsetting changes in our future expected cash flows due to fluctuation in the three-month LIBOR rate associated with our variable rate debt. The effectiveness of these hedges is measured quarterly on a retrospective basis by comparing the cumulative change in the hedging instrument's fair value to the change in the hedged transaction's fair value. To the extent these hedges have no ineffectiveness, all gains and losses from these hedges are recorded in other comprehensive income (loss) until the future underlying interest payment transactions occur. Any realized gains or losses resulting from the hedges will be recognized (together with the hedged transaction) as interest expense in our Consolidated Statements of Operations and Comprehensive Loss. For the year ended December 31, 2015, we recorded a gain, net of tax, of $1.6 million and for the years ended December 31, 2014 and 2013, we recorded losses, net of tax, of $5.0 million and $1.0 million, respectively, which represent the change in the fair value associated with these hedges in other comprehensive income (loss) in our Consolidated Statements of Operations and Comprehensive Loss. We realized losses of $5.2 million which represent reclassifications from accumulated other comprehensive loss to interest expense in our Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2015. We expect to reclassify additional losses of $7.9 million from accumulated other comprehensive loss to interest expense in the next twelve months. As of December 31, 2015, the fair value of these hedges was $11.9 million, of which $7.9 million is recorded in accrued liabilities and $4.0 million is recorded in other long-term liabilities in our Consolidated Balance Sheets as of December 31, 2015. The fair value of these hedges as of December 31, 2014 was $9.5 million and was recorded in other long-term liabilities in our Consolidated Balance Sheets as of December 31, 2014. We estimate the fair value of our interest rate swap contracts by discounting the future cash flows of both the fixed rate and variable rate interest payments based on market yield curves. The inputs used to measure the fair value of our interest rate swap contracts are categorized as Level 2 in the fair value hierarchy.
Other
In accordance with ASC 323, Investments- equity method and joint venture, we record our share of a derivative instrument held by LNS, an entity in which we have a 20% equity investment. Changes in the fair value of the derivative instrument are recorded by LNS in other comprehensive income in LNS's statement of comprehensive income. For the years ended December 31, 2015 and 2014, we recorded losses associated with our share of this derivative instrument of $0.2 million and $0.5 million, respectively, in other comprehensive income (loss) in our Consolidated Statements of Operations and Comprehensive Loss and in equity investments in our Consolidated Balance Sheets.
Notes Receivable
The fair value of notes receivable is estimated by discounting expected future cash flows using current interest rates at which similar loans would be made to borrowers with similar credit ratings and remaining maturities. At December 31, 2015 and 2014, the fair value of the notes receivable, net, approximated the carrying amount due to the short-term nature of notes receivable.
Debt
We believe that the fair value of our fixed interest rate debt approximated $2,975.1 million and $3,652.3 million as of December 31, 2015 and 2014, respectively, based on quoted market prices for our securities. We believe that the fair value of our variable interest rate debt as of December 31, 2015 and 2014 approximated $3,956.5 million and $4,378.2 million, based on quoted market prices for our securities. We estimate the fair value of debt based on quoted market prices of our publicly-traded debt and senior credit facility. We categorize inputs used to measure the fair value of debt as Level 2 in the fair value hierarchy due to the volume and frequency of transactions in the market.
Assets and Liabilities Measured at Fair Value on a Non-recurring Basis
Set forth below are the classes of assets and liabilities measured at fair value on a non-recurring basis at December 31, 2015:

	Level 1	Level 2	Level 3	Book Value as of December 31, 2015	Total Loss	Valuation Technique	Weighted-Average Discount Rate

Property and Equipment - Waukegan facility (1)	$—	$—	$15.0	$14.5	$(6.6)	Market Approach	n/a

Goodwill - SG gaming reporting unit	$—	$—	$1,084.6	$1,084.6	$(935.0)	Discounted Cash Flow/Market Approach	9%

Goodwill - U.S. lottery systems reporting unit	$—	$—	$—	$—	$(67.6)	Discounted Cash Flow/Market Approach	8%

Intangibles - Trade Names (2)	$—	$—	$97.5	$95.6	$(128.6)	Relief-From-Royalty Method	9%

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(1)	In accordance with ASC 360, the book value of the Waukegan facility as of December 31, 2015 is reduced by estimated selling costs of $0.5 million.

(2)	The book value of the trade name assets as of December 31, 2015 includes additional amortization of $1.9 million recorded after the fair value measurement date.
In accordance with ASC 360, Property, Plant, and Equipment ("ASC 360"), land and buildings, with a carrying amount of $21.1 million, were written down to a fair value less cost to sell of $14.5 million, resulting in an impairment charge of $6.6 million, which is included in D&A in our Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2015.
In accordance with ASC 350, we test intangible assets with indefinite useful lives for impairment annually, or more frequently if events arise or circumstances change to indicate that it is more likely than not that the fair value of an indefinite-lived asset is less than its carrying amount or when circumstances no longer continue to support an indefinite useful life. During the second quarter and the third quarter of 2015, we recorded an impairment of $25.0 million and $103.6 million, respectively, related to certain SG gaming-related trade name assets and, during the third quarter, we assigned an estimated useful life of fifteen years to these trade name assets. The aggregate amount of impairment charges for our trade name assets reflected in D&A in our Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2015 was $128.6 million, with a tax benefit of $48.3 million.
During 2015, we recorded a $935.0 million non-cash impairment charge to reduce the carrying amount of our SG gaming reporting unit goodwill to its implied fair value. We also recorded a $67.6 million non-cash impairment charge to write off the recorded amount of our U.S. lottery systems reporting unit goodwill as its implied fair value was $0. Our assessment of goodwill for impairment includes various Level 2 inputs, such as market multiples and discount rate, and Level 3 inputs, such as cash flow projections. See Note 9 (Intangible Assets, net and Goodwill) for more information on the application of inputs used to measure fair value of goodwill. As a result, we classify the items measured at fair value on a non-recurring basis within Level 3 in the fair value hierarchy.
Set forth below are the classes of assets and liabilities measured at fair value on a non-recurring basis at December 31, 2014:

	Level 1	Level 2	Level 3	Book Value as of December 31, 2014	Total Loss	Valuation Technique	Weighted-Average Discount Rate

Property and Equipment - Maryland Contract	$—	$—	$3.3	$3.3	$(3.1)	Discounted Cash Flow	9%

Property and Equipment - Waukegan facility	$—	$—	$21.1	$21.1	$(9.4)	Market Approach	n/a

Equity Investment in Northstar Illinois	$—	$—	$—	$—	$(19.7)	Discounted Cash Flow	n/a

Intangibles - Trade Names	$—	$—	$51.0	$51.0	$(6.0)	Relief-From-Royalty Method	8.5%

In accordance with ASC 360, machinery, equipment and deferred installation costs with a carrying amount of $6.4 million were written down to a fair value of $3.3 million, resulting in an impairment charge of $3.1 million, which is included in D&A in our Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2014.
In accordance with ASC 360, property costs with a carrying amount of $30.5 million were written down to fair value, less cost to sell, of $21.1 million, resulting in an impairment charge of $9.4 million, which is included in D&A in our Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2014.
During the third quarter of 2014, we concluded that indicators of impairment were present related to our investment in Northstar Illinois as we understood that the Governor's office of the State of Illinois directed the Illinois Department of Lottery to end the PMA with Northstar Illinois, which termination agreement was signed during the fourth quarter of 2015. We recorded an impairment charge of $19.7 million in the third quarter of 2014, which is reflected in earnings (loss) from equity investments in our Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2014.
In accordance with ASC 350, we test intangible assets with indefinite useful lives for impairment annually, or more frequently if events arise or circumstances change to indicate that it is more likely than not that the fair value of an indefinite-lived asset is less than its carrying amount or when circumstances no longer continue to support an indefinite useful life. Trade names with a carrying amount of $57.0 million were written down to a fair value of $51.0 million, resulting in an impairment charge of $6.0 million, which is included in D&A in our Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2014.
There were no other assets or liabilities that were measured at fair value on a non-recurring basis as of December 31, 2015 and 2014.